Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Non-current Assets
Schedule of other non current assets

	December 31,	December 31,
	2018	2019
Long-term deposits	616,199	848,655
Receivables of installment payments for battery	574,677	657,698
Right-of-use assets - finance lease	—	155,051
Prepayments for purchase of property and equipment	159,341	17,603
Others	62,613	74,093
Total	1,412,830	1,753,100